UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following annual reports to shareholders for the period ended March 31, 2023:

•John Hancock Diversified Real Assets Fund

•John Hancock Fundamental Equity Income Fund

•John Hancock Mid Cap Growth Fund

Annual report
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2023

A message to shareholders
Dear shareholder,
Global equities lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory across most of the world, the aggressive central bank actions raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine, China’s extended zero-COVID policy in place until the close of 2022, and the failure of several banks in the United States and in Europe.
Despite these headwinds, the major global indexes finished well above their intraperiod lows of mid-October, with a number of countries climbing into positive territory during the first quarter of 2023. Notably, many European markets registered gains even though the region was the epicenter for many of the key issues weighing on sentiment. On the other hand, the United States lagged as rising rates pressured the mega-cap technology stocks that make up the bulk of its major indexes.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
20	Financial statements
23	Financial highlights
24	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
35	Trustees and Officers
39	More information
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

The real assets category suffered a loss and underperformed the equity and fixed-income markets
The combination of rising interest rates, concerns about slowing economic growth, and elevated investor risk aversion weighed on most areas in which the fund invests.
Energy stocks were the only category to deliver a gain
The sector performed well on the strength of robust cash flows, improving efficiency, and a continued expansion of share buybacks.
The fund underperformed its benchmark, the MSCI World Index
Four of the fund’s five underlying portfolios lagged their respective benchmarks, with international real estate being the one exception.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

Management’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2023?
Most segments of the financial markets experienced poor performance. Persistent inflation prompted global central banks to raise interest rates aggressively, which dampened the outlook for both economic growth and corporate earnings. Investor sentiment deteriorated as a result, leading to weak performance even for asset categories that would ordinarily be expected to perform well in an inflationary environment.
The fund invests in five market segments: energy stocks, metals and mining stocks, U.S. real estate investment trusts (REITs), non-U.S. REITs, and global infrastructure equities. Of these, the energy sector was the only category to produce a gain, due in part to intensifying supply constraints in the months following Russia’s invasion of Ukraine. Although oil and natural gas prices both closed the period well off of their previous highs, energy stocks held up well thanks to the combination of lower capital spending, producer discipline, and continued growth in both dividends and share buybacks.
Infrastructure stocks, while finishing with negative returns, outpaced the larger real assets category. Metals and mining stocks lost ground amid concerns that slowing economic growth would crimp demand. REITs—both domestic and
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
Prologis, Inc.	3.7
Exxon Mobil Corp.	2.3
Equinix, Inc.	2.3
Freeport-McMoRan, Inc.	2.3
Shell PLC	2.0
BHP Group, Ltd., ADR	1.9
Chevron Corp.	1.8
Public Storage	1.6
BP PLC	1.4
Canadian Natural Resources, Ltd.	1.3
TOTAL	20.6
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2023 (% of net assets)
United States	54.9
Canada	19.4
United Kingdom	6.8
Australia	3.9
Japan	3.1
France	2.6
Hong Kong	1.3
Norway	1.2
China	1.0
Other countries	5.8
TOTAL	100.0
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

international—came under pressure from slower global growth, higher costs of capital, and the adverse effect rising bond yields.
What factors affected the fund’s performance?
The fund’s energy stock portfolio produced a positive return, but it lagged the broader sector to a modest degree. An underweight position in the largest integrated oil and gas producer, Exxon Mobil Corp., was the primary detractor. An underweight in the exploration and production subsector also detracted, as did an overweight in equipment and services. Contributors included solar energy stocks First Solar, Inc. and Enphase Energy, Inc.
The metals and mining portfolio posted a loss and lagged in relation to the sector as a whole, primarily due to stock selection. Underweights in BHP Group, Ltd. and Rio Tinto PLC hurt results, as did an overweight in Alcoa Corp.
The global infrastructure, U.S. REIT, and non-U.S. REIT portfolios all finished with losses. The infrastructure portfolio was hurt by stock selection in the energy category. This shortfall was offset, to some extent, by favorable selection in the utilities, communication services, and industrials sectors. The U.S. REIT strategy underperformed the sector benchmark due to selection in multi-family and warehouse/logistics REITs. Security selection in specialized REITs and an underweight in the underperforming office sector contributed. The international real estate portfolio outperformed the sector benchmark behind favorable stock selection in real estate operating companies. Selection in diversified REITs and an underweight in retail REITs detracted.
MANAGED BY

Diversified Real Assets Fund is
managed by a team of portfolio
managers across two different
asset managers.
The views expressed in this report are exclusively those of the portfolio management teams at Manulife Investment Management (North America) Limited and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (2-26-18)	5-year	Since inception (2-26-18)
Class NAV[1]	-10.55	6.13	6.01	34.63	34.63
Index†	-7.02	8.01	7.17	47.00	42.29
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class NAV
Gross (%)	0.91
Net (%)	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,135.70	$4.63	0.87%
	Hypothetical example	1,000.00	1,020.60	4.38	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 98.7%		$1,049,099,539
(Cost $878,672,253)
Communication services 1.5%		15,587,312
Diversified telecommunication services 0.8%
Cellnex Telecom SA (A)(B)	120,184	4,673,694
Nippon Telegraph & Telephone Corp.	130,417	3,897,217
Wireless telecommunication services 0.7%
KDDI Corp.	116,900	3,604,935
SK Telecom Company, Ltd.	91,948	3,411,466
Consumer discretionary 2.2%		23,137,063
Hotels, restaurants and leisure 1.5%
H World Group, Ltd., ADR (B)	40,385	1,978,057
Hyatt Hotels Corp., Class A (B)	36,144	4,040,538
Mandarin Oriental International, Ltd. (B)	595,933	1,035,184
Oriental Land Company, Ltd.	90,680	3,104,814
Whitbread PLC	27,036	998,740
Wynn Resorts, Ltd. (B)	38,906	4,353,970
Household durables 0.7%
Kaufman & Broad SA	46,129	1,372,750
Sekisui House, Ltd.	100,500	2,048,315
Sumitomo Forestry Company, Ltd.	28,100	558,218
Taylor Wimpey PLC	1,187,389	1,746,845
The Berkeley Group Holdings PLC	36,667	1,899,632
Energy 28.7%		305,512,183
Energy equipment and services 1.9%
Aker Solutions ASA	166,086	606,022
Baker Hughes Company	52,359	1,511,081
ChampionX Corp.	60,557	1,642,911
Enerflex, Ltd.	157,970	940,924
Halliburton Company	154,566	4,890,468
Helmerich & Payne, Inc.	25,561	913,806
Patterson-UTI Energy, Inc.	123,000	1,439,100
Schlumberger, Ltd.	161,215	7,915,657
TechnipFMC PLC (B)	83,025	1,133,291
Oil, gas and consumable fuels 26.8%
Advantage Energy, Ltd. (B)	202,038	1,167,530
Aker BP ASA	96,364	2,363,330
ARC Resources, Ltd.	153,865	1,745,283
Arch Resources, Inc. (C)	6,800	893,928
BP PLC	2,370,969	14,985,686
Cameco Corp.	245,210	6,421,000
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	257,089	$14,226,923
Cenovus Energy, Inc.	561,440	9,795,601
Cheniere Energy, Inc.	11,695	1,843,132
Chevron Corp.	116,907	19,074,546
ConocoPhillips	126,703	12,570,205
Coterra Energy, Inc.	196,795	4,829,349
Denbury, Inc. (B)	11,377	996,967
Devon Energy Corp.	116,396	5,890,802
Diamondback Energy, Inc.	34,190	4,621,462
Enbridge, Inc.	80,076	3,053,138
Enbridge, Inc. (New York Stock Exchange) (C)	23,731	905,338
Energy Fuels, Inc. (B)	64,855	361,825
Enerplus Corp.	186,113	2,682,561
EOG Resources, Inc.	84,412	9,676,148
EQT Corp.	167,454	5,343,457
Equinor ASA	227,705	6,473,294
Exxon Mobil Corp.	220,491	24,179,043
Galp Energia SGPS SA	255,381	2,889,719
Hess Corp.	36,757	4,864,421
Imperial Oil, Ltd.	63,792	3,244,117
Kelt Exploration, Ltd. (B)	312,164	1,060,180
Keyera Corp. (C)	109,482	2,397,020
Marathon Petroleum Corp.	67,639	9,119,766
MEG Energy Corp. (B)	149,093	2,394,975
Neste OYJ	23,562	1,164,060
NexGen Energy, Ltd. (B)	534,539	2,052,725
NuVista Energy, Ltd. (B)	182,627	1,476,961
Occidental Petroleum Corp.	85,561	5,341,573
PDC Energy, Inc.	40,095	2,573,297
Pembina Pipeline Corp.	152,479	4,939,349
Phillips 66	52,324	5,304,607
Pioneer Natural Resources Company	50,264	10,265,919
Shell PLC	740,594	21,105,777
Suncor Energy, Inc.	413,634	12,842,089
Targa Resources Corp.	46,690	3,406,036
TC Energy Corp.	93,194	3,625,016
The Williams Companies, Inc.	123,524	3,688,427
Tidewater Midstream and Infrastructure, Ltd. (C)	694,666	462,597
Topaz Energy Corp. (C)	54,265	767,299
TotalEnergies SE (C)	168,938	9,961,256
Tourmaline Oil Corp.	82,949	3,456,669
Valero Energy Corp.	71,915	10,039,334
Woodside Energy Group, Ltd., ADR (C)	88,060	1,975,186
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Financials 0.3%		$3,238,997
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,490	3,238,997
Industrials 2.2%		23,360,821
Building products 0.1%
TOTO, Ltd.	38,600	1,293,244
Commercial services and supplies 0.1%
Aker Carbon Capture ASA (B)	122,567	172,774
Park24 Company, Ltd. (B)	66,400	971,300
Construction and engineering 0.8%
Vinci SA	39,662	4,546,968
WillScot Mobile Mini Holdings Corp. (B)	82,206	3,853,817
Electrical equipment 0.5%
Plug Power, Inc. (B)(C)	23,016	269,748
SunPower Corp. (B)(C)	47,592	658,673
Sunrun, Inc. (B)(C)	58,386	1,176,478
Vestas Wind Systems A/S	90,011	2,623,318
Ground transportation 0.3%
Canadian National Railway Company	30,033	3,543,738
Machinery 0.1%
Chart Industries, Inc. (B)	8,102	1,015,991
Transportation infrastructure 0.3%
Shanghai International Airport Company, Ltd., Class A (B)	398,700	3,234,772
Information technology 1.1%		11,841,083
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	11,178	1,095,444
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	7,514	1,481,911
Enphase Energy, Inc. (B)	8,231	1,730,815
First Solar, Inc. (B)	7,011	1,524,893
ON Semiconductor Corp. (B)	20,032	1,649,034
Power Integrations, Inc.	15,277	1,293,045
SolarEdge Technologies, Inc. (B)	6,315	1,919,444
Wolfspeed, Inc. (B)(C)	17,652	1,146,497
Materials 21.5%		228,803,042
Chemicals 0.6%
Air Liquide SA	4,037	675,751
Albemarle Corp.	5,206	1,150,734
Dow, Inc.	10,860	595,345
DuPont de Nemours, Inc.	9,170	658,131
LyondellBasell Industries NV, Class A	10,967	1,029,692
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
NanoXplore, Inc. (B)(C)	174,300	$420,435
Nutrien, Ltd.	22,035	1,627,313
Nutrien, Ltd. (New York Stock Exchange) (C)	7,975	588,954
Containers and packaging 0.1%
Smurfit Kappa Group PLC	37,000	1,341,465
Metals and mining 20.3%
Agnico Eagle Mines, Ltd.	227,213	11,606,237
Agnico Eagle Mines, Ltd. (New York Stock Exchange) (C)	14,563	742,276
Alcoa Corp.	131,296	5,587,958
Altius Minerals Corp. (C)	42,876	729,352
Anglo American PLC	57,922	1,926,563
AngloGold Ashanti, Ltd., ADR (C)	37,529	907,827
Antofagasta PLC	3,782	74,079
Artemis Gold, Inc. (B)(C)	271,854	901,151
Aya Gold & Silver, Inc. (B)	108,347	872,227
B2Gold Corp.	316,059	1,248,801
Barrick Gold Corp.	568,533	10,554,564
BHP Group, Ltd., ADR (C)	312,450	19,812,455
Boliden AB	33,548	1,317,907
Calibre Mining Corp. (B)	260,000	253,940
Canada Nickel Company, Inc. (B)	825,000	952,275
Capstone Copper Corp. (B)	1,401,467	6,325,526
Champion Iron, Ltd.	877,791	4,234,700
Constellium SE (B)	138,500	2,116,280
Copper Mountain Mining Corp. (B)(C)	1,174,926	1,903,876
Dundee Precious Metals, Inc.	19,881	145,044
Eldorado Gold Corp. (B)	20,664	214,055
Endeavour Mining PLC (C)	195,728	4,716,878
Equinox Gold Corp. (B)(C)	98,661	506,628
ERO Copper Corp. (B)	262,532	4,644,573
Filo Mining Corp. (B)	30,000	515,871
First Quantum Minerals, Ltd.	332,145	7,635,771
Franco-Nevada Corp.	28,970	4,225,569
Freeport-McMoRan, Inc.	583,468	23,869,676
Glencore PLC	179,499	1,032,871
Global Atomic Corp. (B)	131,500	283,141
Gold Fields, Ltd., ADR (C)	124,894	1,663,588
Hudbay Minerals, Inc.	255,775	1,341,802
IGO, Ltd.	195,000	1,672,150
Iluka Resources, Ltd.	117,300	837,156
Ivanhoe Electric, Inc. (B)(C)	114,750	1,394,213
Ivanhoe Mines, Ltd., Class A (B)	625,535	5,651,337
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
K92 Mining, Inc. (B)(C)	196,520	$1,116,740
Karora Resources, Inc. (B)	808,345	2,715,417
Kinross Gold Corp.	741,844	3,491,031
Lithium Americas Corp. (B)(C)	44,400	965,860
Lucara Diamond Corp. (B)	460,070	173,611
Lundin Gold, Inc.	78,797	920,027
Lundin Mining Corp.	440,369	2,991,186
MAG Silver Corp. (B)	62,775	793,339
Marathon Gold Corp. (B)(C)	814,805	482,312
Nevada Copper Corp. (B)(C)	267,550	76,217
Newcrest Mining, Ltd.	24,643	439,887
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	98,063
Newmont Corp.	181,280	8,886,346
Nickel 28 Capital Corp. (B)	356,691	306,150
Norsk Hydro ASA	412,164	3,076,154
Nouveau Monde Graphite, Inc. (B)(C)	95,617	490,515
Nucor Corp.	4,556	703,765
OceanaGold Corp.	343,606	851,706
Osisko Mining, Inc. (B)	341,234	1,085,687
Pan American Silver Corp. (C)	158,066	2,891,205
Pan American Silver Corp., CVR (B)	83,300	45,815
Piedmont Lithium, Inc. (B)(C)	34,100	2,047,705
Rio Tinto PLC, ADR (C)	173,677	11,914,242
Sandstorm Gold, Ltd.	32,924	191,478
Seabridge Gold, Inc. (B)(C)	45,163	584,861
Sierra Rutile Holdings, Ltd. (B)	98,000	17,171
Sigma Lithium Corp. (B)(C)	38,400	1,446,499
SilverCrest Metals, Inc. (B)	175,690	1,249,264
Skeena Resources, Ltd. (B)(C)	318,000	1,948,235
SolGold PLC (B)(C)	2,709,000	621,376
South32, Ltd.	574,066	1,682,430
Southern Copper Corp.	5,286	403,058
SSR Mining, Inc.	126,041	1,906,236
Steel Dynamics, Inc.	3,614	408,599
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	4,825,000	1,285,239
Teck Resources, Ltd., Class B	263,565	9,624,072
Torex Gold Resources, Inc. (B)	13,337	221,938
Trilogy Metals, Inc. (B)	781,452	416,312
Triple Flag Precious Metals Corp. (C)	166,706	2,492,255
U.S. Steel Corp.	7,081	184,814
Vale SA, ADR (C)	88,952	1,403,663
Warrior Met Coal, Inc. (C)	33,164	1,217,450
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Wesdome Gold Mines, Ltd. (B)	160,939	$921,693
Wheaton Precious Metals Corp.	176,851	8,517,374
Paper and forest products 0.5%
Canfor Corp. (B)	35,000	562,486
Interfor Corp. (B)	116,819	1,903,333
West Fraser Timber Company, Ltd.	35,387	2,524,089
Real estate 35.1%		372,975,267
Diversified REITs 2.2%
Empire State Realty Trust, Inc., Class A	785,214	5,096,039
Growthpoint Properties, Ltd.	1,383,657	1,016,340
Heiwa Real Estate REIT, Inc.	1,085	1,248,261
ICADE	22,029	1,037,259
Land Securities Group PLC	255,732	1,963,128
Stockland	931,133	2,493,379
WP Carey, Inc.	139,072	10,771,126
Health care REITs 2.6%
CareTrust REIT, Inc.	275,997	5,404,021
Ventas, Inc.	184,272	7,988,191
Welltower, Inc.	195,524	14,017,116
Hotel and resort REITs 0.7%
CDL Hospitality Trusts	1,053,200	943,891
Japan Hotel REIT Investment Corp.	2,074	1,176,276
Ryman Hospitality Properties, Inc.	59,763	5,362,534
Industrial REITs 5.9%
EastGroup Properties, Inc.	30,938	5,114,670
Goodman Group	159,126	2,019,281
Plymouth Industrial REIT, Inc.	257,418	5,408,352
Prologis Property Mexico SA de CV	499,370	1,798,508
Prologis, Inc.	316,606	39,502,929
Rexford Industrial Realty, Inc.	114,283	6,816,981
Warehouses De Pauw CVA	81,750	2,430,939
Office REITs 0.8%
Alexandria Real Estate Equities, Inc.	23,478	2,948,602
Corporate Office Properties Trust	124,746	2,957,728
Gecina SA	24,304	2,522,779
Orix JREIT, Inc.	168	213,012
Real estate management and development 3.4%
Arealink Company, Ltd.	86,575	1,537,380
CapitaLand Investment, Ltd.	1,356,200	3,762,801
CBRE Group, Inc., Class A (B)	21,132	1,538,621
Central Pattana PCL	614,200	1,236,856
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
CK Asset Holdings, Ltd.	625,365	$3,791,383
Colliers International Group, Inc.	9,718	1,025,585
Corp. Inmobiliaria Vesta SAB de CV	257,500	810,225
Hufvudstaden AB, A Shares	90,789	1,231,471
LEG Immobilien SE	23,556	1,294,549
Mitsui Fudosan Company, Ltd.	240,427	4,516,287
Nomura Real Estate Holdings, Inc.	87,700	1,941,995
PSP Swiss Property AG	15,154	1,724,515
Sagax AB, B Shares	54,539	1,257,144
Sino Land Company, Ltd.	1,722,000	2,328,698
Sun Hung Kai Properties, Ltd.	245,500	3,439,358
TKP Corp. (B)(C)	33,520	726,704
Tokyo Tatemono Company, Ltd.	45,990	561,502
Wharf Real Estate Investment Company, Ltd.	620,000	3,569,570
Residential REITs 5.8%
American Homes 4 Rent, Class A	158,878	4,996,713
Apartment Income REIT Corp.	121,450	4,349,125
Boardwalk Real Estate Investment Trust	58,899	2,403,027
Comforia Residential REIT, Inc.	1,014	2,412,364
Equity Residential	212,977	12,778,620
Independence Realty Trust, Inc.	206,423	3,308,961
Sun Communities, Inc.	96,890	13,649,863
The UNITE Group PLC	81,243	962,501
UDR, Inc.	292,638	12,015,716
Veris Residential, Inc. (B)	335,247	4,908,016
Retail REITs 5.1%
Ascencio	17,621	929,333
Brixmor Property Group, Inc.	421,837	9,077,932
CapitaLand Integrated Commercial Trust	771,300	1,150,340
Frontier Real Estate Investment Corp.	771	2,762,510
Getty Realty Corp.	156,916	5,653,683
Kimco Realty Corp.	162,036	3,164,563
Klepierre SA	75,950	1,721,960
NETSTREIT Corp.	231,296	4,228,091
NewRiver REIT PLC	1,669,325	1,628,336
Phillips Edison & Company, Inc.	142,084	4,634,780
RioCan Real Estate Investment Trust	97,774	1,475,111
Shaftesbury Capital PLC	1,101,506	1,556,294
Simon Property Group, Inc.	71,023	7,952,445
Spirit Realty Capital, Inc.	72,334	2,881,787
Tanger Factory Outlet Centers, Inc.	114,468	2,247,007
Vicinity, Ltd.	1,919,043	2,509,812
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Specialized REITs 8.6%
American Tower Corp.	53,088	$10,848,002
CubeSmart	194,688	8,998,479
Equinix, Inc.	33,396	24,079,852
Iron Mountain, Inc.	87,042	4,605,392
Keppel DC REIT	1,499,700	2,325,533
Life Storage, Inc.	68,248	8,946,630
National Storage REIT	1,196,522	2,026,553
Public Storage	54,605	16,498,355
Safestore Holdings PLC	175,578	2,060,861
VICI Properties, Inc.	327,429	10,680,734
Utilities 6.1%		64,643,771
Electric utilities 2.8%
American Electric Power Company, Inc.	39,001	3,548,701
Constellation Energy Corp.	26,216	2,057,956
Duke Energy Corp.	31,968	3,083,953
Edison International	50,323	3,552,301
EDP - Energias de Portugal SA	190,526	1,038,164
Electricite de France SA	47	606
Enel SpA	491,119	2,995,324
Exelon Corp.	84,615	3,544,522
FirstEnergy Corp.	75,905	3,040,754
Iberdrola SA	280,593	3,495,588
NextEra Energy, Inc.	37,602	2,898,362
Gas utilities 0.5%
Atmos Energy Corp.	28,145	3,162,372
ENN Energy Holdings, Ltd.	154,800	2,119,673
Independent power and renewable electricity producers 1.4%
Brookfield Renewable Corp., Class A	19,299	674,500
Brookfield Renewable Partners LP	71,937	2,266,735
China Longyuan Power Group Corp., Ltd., H Shares	2,715,081	3,097,404
Ormat Technologies, Inc. (C)	5,705	483,613
Orron Energy AB	85,636	112,569
RWE AG	91,605	3,941,632
The AES Corp.	162,653	3,916,684
Multi-utilities 1.2%
Engie SA	264,125	4,179,717
National Grid PLC	276,338	3,738,005
Public Service Enterprise Group, Inc.	25,401	1,586,292
Sempra Energy	24,655	3,726,850
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	238,500	2,381,494
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

	Shares	Value

Warrants 0.1%		$669,612
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	669,612

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.7%				$60,161,955
(Cost $60,142,192)
U.S. Government Agency 0.1%				989,876
Federal Home Loan Bank Discount Note	4.200	04-04-23	990,000	989,876

	Yield (%)	Shares	Value
Short-term funds 4.7%			49,272,079
John Hancock Collateral Trust (E)	4.9438(F)	4,928,736	49,272,079

	Par value^	Value
Repurchase agreement 0.9%		9,900,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-23 at 4.810% to be repurchased at $1,800,722 on 4-3-23, collateralized by $1,849,400 U.S. Treasury Notes, 0.125% due 5-31-23 (valued at $1,836,076)	1,800,000	1,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-23 at 4.760% to be repurchased at $8,103,213 on 4-3-23, collateralized by $1,885,528 Federal Home Loan Mortgage Corp., 3.000% due 12-1-51 (valued at $1,692,763), $968,819 Federal National Mortgage Association, 4.000% due 3-1-48 (valued at $948,720), $5,142,671 Government National Mortgage Association, 3.500% - 4.000% due to 7-15-41 to 7-20-46 (valued at $4,898,359) and $190,300 U.S. Treasury Bonds, 4.500% due 5-15-38 (valued at $212,287)	8,100,000	8,100,000

Total investments (Cost $938,814,445) 104.5%	$1,109,931,106
Other assets and liabilities, net (4.5%)	(47,440,737)
Total net assets 100.0%	$1,062,490,369

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-23.
18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $971,117,622. Net unrealized appreciation aggregated to $138,813,484, of which $170,824,011 related to gross unrealized appreciation and $32,010,527 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $889,561,907) including $53,704,341 of securities loaned	$1,060,659,027
Affiliated investments, at value (Cost $49,252,538)	49,272,079
Total investments, at value (Cost $938,814,445)	1,109,931,106
Cash	645,219
Foreign currency, at value (Cost $606,639)	606,495
Dividends and interest receivable	3,179,674
Receivable for investments sold	2,443,225
Other assets	104,907
Total assets	1,116,910,626
Liabilities
Payable for investments purchased	4,895,810
Payable for fund shares repurchased	59,290
Payable upon return of securities loaned	49,258,454
Payable to affiliates
Accounting and legal services fees	46,227
Trustees’ fees	60
Other liabilities and accrued expenses	160,416
Total liabilities	54,420,257
Net assets	$1,062,490,369
Net assets consist of
Paid-in capital	$923,525,165
Total distributable earnings (loss)	138,965,204
Net assets	$1,062,490,369

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($1,062,490,369 ÷ 94,979,487 shares)	$11.19
20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$35,305,363
Interest	400,106
Non-cash dividends	2,036,905
Securities lending	535,928
Less foreign taxes withheld	(1,685,693)
Total investment income	36,592,609
Expenses
Investment management fees	8,844,369
Accounting and legal services fees	189,889
Trustees’ fees	21,033
Custodian fees	396,997
Printing and postage	19,076
Professional fees	95,041
Other	40,209
Total expenses	9,606,614
Less expense reductions	(597,020)
Net expenses	9,009,594
Net investment income	27,583,015
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,126,267)
Affiliated investments	(12,164)
(1,138,431)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(134,033,227)
Affiliated investments	14,991
(134,018,236)
Net realized and unrealized loss	(135,156,667)
Decrease in net assets from operations	$(107,573,652)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$27,583,015	$25,638,565
Net realized gain (loss)	(1,138,431)	65,063,023
Change in net unrealized appreciation (depreciation)	(134,018,236)	248,823,189
Increase (decrease) in net assets resulting from operations	(107,573,652)	339,524,777
Distributions to shareholders
From earnings
Class NAV	(58,975,191)	(30,403,277)
Total distributions	(58,975,191)	(30,403,277)
From fund share transactions	78,262,845	(121,130,595)
Total increase (decrease)	(88,285,998)	187,990,905
Net assets
Beginning of year	1,150,776,367	962,785,462
End of year	$1,062,490,369	$1,150,776,367
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$13.28	$10.10	$6.61	$10.01	$10.00
Net investment income[1]	0.31	0.25	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	(1.73)	3.23	3.54	(3.16)	0.07
Total from investment operations	(1.42)	3.48	3.72	(2.96)	0.28
Less distributions
From net investment income	(0.28)	(0.30)	(0.23)	(0.28)	(0.19)
From net realized gain	(0.39)	—	—	(0.16)	(0.08)
Total distributions	(0.67)	(0.30)	(0.23)	(0.44)	(0.27)
Net asset value, end of period	$11.19	$13.28	$10.10	$6.61	$10.01
Total return (%)[2]	(10.55)	34.95	56.64	(30.92)	3.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1,062	$1,151	$963	$684	$998
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.91	0.93	0.93	0.94
Expenses including reductions	0.87	0.85	0.87	0.87	0.88
Net investment income	2.65	2.20	2.07	2.05	2.07
Portfolio turnover (%)	60	49	82	61	73

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
24	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$15,587,312	—	$15,587,312	—
Consumer discretionary	23,137,063	$10,372,565	12,764,498	—
Energy	305,512,183	245,963,039	59,549,144	—
Financials	3,238,997	3,238,997	—	—
Industrials	23,360,821	10,518,445	12,842,376	—
Information technology	11,841,083	11,841,083	—	—
Materials	228,803,042	214,709,458	14,093,584	—
Real estate	372,975,267	300,944,112	72,031,155	—
Utilities	64,643,771	39,925,089	24,718,682	—
Warrants	669,612	669,612	—	—
Short-term investments	60,161,955	49,272,079	10,889,876	—
Total investments in securities	$1,109,931,106	$887,454,479	$222,476,627	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2023, the fund loaned securities valued at $53,704,341 and received $49,258,454 of cash collateral.
26	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

In addition, non-cash collateral of approximately $6,801,068 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $6,548.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $6,730,937 that are a result of security transactions occurring after October 31, 2022, are treated as occurring on April 1, 2023, the first day of the fund’s next taxable year.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$24,583,516	$30,403,277
Long-term capital gains	34,391,675	—
Total	$58,975,191	$30,403,277
As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $6,880,013 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
28	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $597,020 for the year ended March 31, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is inlcuded in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,880,000	5	0.665%	$(451)
Lender	$5,500,000	4	2.855%	$1,745
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	11,853,285	$132,278,372	15,250,197	$170,297,846
Distributions reinvested	5,435,501	58,975,191	2,657,629	30,403,277
Repurchased	(8,994,273)	(112,990,718)	(26,525,726)	(321,831,718)
Net increase (decrease)	8,294,513	$78,262,845	(8,617,900)	$(121,130,595)
Total net increase (decrease)	8,294,513	$78,262,845	(8,617,900)	$(121,130,595)
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	29

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $644,854,971 and $619,557,116, respectively, for the year ended March 31, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2023, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.1%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.5%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,928,736	$43,836,586	$295,638,545	$(290,205,879)	$(12,164)	$14,991	$535,928	—	$49,272,079

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $34,391,675 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Real Assets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisors, Manulife Investment Management (North America) Limited (Manulife IM (NA)) and Wellington Management Company LLP (Wellington) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1986	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	37

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
38	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRAA 3/23
5/2023

Annual report
John Hancock
Fundamental Equity Income Fund
U.S. equity
March 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory, the aggressive actions of the U.S. Federal Reserve (Fed) raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine and China’s extended zero-COVID policy in place until the close of 2022.
U.S. stocks advanced during the first quarter of 2023, despite the unexpected collapse of three regional banks. Although the bank news initially led to a steep market decline, stocks recovered when it became clear the industry’s problems were contained, consumers were remaining resilient, and inflation was in line with expectations. The likelihood that a constrained lending environment would help slow economic growth and lead to stabilized interest rates further encouraged investors. The Fed proceeded with another increase in its target interest rate toward the end of the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Equity Income Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Statement regarding liquidity risk management
26	Trustees and Officers
30	More information
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and current income.
TOTAL RETURNS AS OF 3/31/2023(%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Persistent volatility rocked the market this period
After being buffeted by inflation fears, rising interest rates and geopolitical tensions, stocks regained some ground in late 2022 and early 2023 as inflation eased and an anticipated recession failed to materialize.
The fund outperformed the Russell 1000 Value Index
For the abbreviated period, security selection in the information technology, financials, consumer discretionary, and consumer staples sectors notably boosted the fund’s relative performance.
Stock picks in the energy sector detracted
Investment choices in the energy sector, plus positioning in the real estate and industrials sectors, hindered performance versus the benchmark.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

Management’s discussion of fund performance
John Hancock Fundamental Equity Income Fund commenced operations on June 28, 2022. The material below reflects its performance during the period from June 28, 2022 through March 31, 2023.
What drove the U.S. stock market’s return for the abbreviated period ended March 31, 2023?
Elevated inflation, higher interest rates, recession fears and geopolitical tensions led to volatility that pressured returns, especially in the first half of the period. To tame inflation, the U.S. Federal Reserve (Fed) aggressively raised its short-term interest rate target. However, as inflationary pressure began to ease in early 2023, the Fed started dialing back the size of its rate hikes. Plus, employment remained healthy, and the economy avoided recession despite late-period turmoil in the banking industry, helping stocks to rally in the second half of the period. Amid this backdrop, large-cap value stocks outperformed their growth peers.
How did the fund perform?
The fund outperformed its benchmark thanks to stock picks in the information technology, financials, consumer discretionary, and consumer staples sectors. Top individual contributors included U.S. home builder Lennar Corp. Its shares rallied sharply as price cuts aided unit sales growth, resulting in healthy cash flow and a strong balance sheet. Software company Oracle Corp. and semiconductor company
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
Crown Castle, Inc.	4.5
KKR & Company, Inc.	3.7
Comcast Corp., Class A	3.6
Oracle Corp.	3.3
GSK PLC, ADR	3.3
American Tower Corp.	3.2
Citigroup, Inc.	3.2
Kinder Morgan, Inc.	3.2
Walmart, Inc.	2.9
LyondellBasell Industries NV, Class A	2.9
TOTAL	33.8
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2023 (% of net assets)
United States	88.1
United Kingdom	3.3
Switzerland	2.6
France	2.4
Canada	2.3
Belgium	1.3
TOTAL	100.0
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Analog Devices, Inc. also stood out. Oracle benefited from the growth of its new cloud solutions business, while Analog gained from strong quarterly results and a better-than-expected outlook due to resilience in its industrials, auto and communications end markets. Each of these stocks was a sizable overweight compared with its benchmark.
Which investment choices hindered relative performance?
Security selection in the energy sector, an overweight and stock picks in the real estate sector, and an underweight and investment choices in industrials hampered performance. Among individual detractors was an out-of-benchmark position in U.K.-based pharmaceuticals company GSK PLC, which fell sharply following the spinout last summer of Haleon PLC, its consumer healthcare business, and litigation exposure from its former ownership of the heartburn drug Zantac. In real estate, an out-of-benchmark stake in Crown Castle, Inc. and an overweight in American Tower Corp. detracted as higher interest rates raised questions about the ability of cell phone tower companies to finance future acquisitions.
How was the fund positioned at period end?
Our bottom-up focus is on what we believe are financially sound companies with competitive advantages, the ability to generate substantial cash flow over sustained periods and attractive stock prices relative to our estimate of their worth. We favor dividend-paying stocks in an effort to deliver a higher yield than the index. We’ve found some of the best opportunities meeting these criteria in the information technology and real estate sectors, each an overweight at period end.
MANAGED BY

Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Michael J. Mattioli, CFA
Nicholas P. Renart
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Cumulative total returns (%) with maximum sales charge
Since inception (6-28-22)
Class I1	9.22
Index†	4.59
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class I shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class I*
Gross (%)	4.35
Net (%)	4.34
*Expenses have been estimated for the first year of operations of the fund’s Class I shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Value Index.
See the following page for footnotes.
6	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Fundamental Equity Income Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class I	Actual expenses/actual returns	$1,000.00	$1,196.00	$4.49	0.82%
	Hypothetical example	1,000.00	1,020.80	4.13	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 96.3%		$6,406,245
(Cost $6,051,906)
Communication services 7.0%		463,847
Interactive media and services 3.4%
Alphabet, Inc., Class A (A)	1,362	141,280
Meta Platforms, Inc., Class A (A)	389	82,445
Media 3.6%
Comcast Corp., Class A	6,334	240,122
Consumer discretionary 6.2%		415,590
Broadline retail 2.5%
Amazon.com, Inc. (A)	853	88,106
eBay, Inc.	1,861	82,573
Hotels, restaurants and leisure 1.0%
Vail Resorts, Inc.	278	64,963
Household durables 2.7%
Lennar Corp., A Shares	1,712	179,948
Consumer staples 8.0%		531,414
Beverages 1.3%
Anheuser-Busch InBev SA/NV, ADR	1,327	88,551
Consumer staples distribution and retail 2.9%
Walmart, Inc.	1,326	195,519
Food products 2.5%
Danone SA, ADR	13,034	162,534
Household products 1.3%
Reynolds Consumer Products, Inc.	3,084	84,810
Energy 7.9%		522,209
Oil, gas and consumable fuels 7.9%
Cheniere Energy, Inc.	798	125,765
Kinder Morgan, Inc.	12,020	210,470
Suncor Energy, Inc.	4,888	151,772
Valero Energy Corp.	245	34,202
Financials 22.5%		1,495,320
Banks 7.5%
Bank of America Corp.	4,388	125,497
Citigroup, Inc.	4,506	211,286
JPMorgan Chase & Co.	655	85,353
Wells Fargo & Company	2,052	76,704
Capital markets 12.8%
KKR & Company, Inc.	4,616	242,432
10	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	1,796	$157,689
Nasdaq, Inc.	1,757	96,055
S&P Global, Inc.	232	79,987
State Street Corp.	2,007	151,910
The Goldman Sachs Group, Inc.	372	121,685
Consumer finance 1.0%
American Express Company	407	67,135
Financial services 1.2%
Visa, Inc., Class A	353	79,587
Health care 12.1%		805,736
Biotechnology 2.7%
Amgen, Inc.	273	65,998
Gilead Sciences, Inc.	1,371	113,752
Health care providers and services 1.6%
Elevance Health, Inc.	142	65,293
UnitedHealth Group, Inc.	88	41,588
Pharmaceuticals 7.8%
Bristol-Myers Squibb Company	953	66,052
GSK PLC, ADR	6,146	218,675
Merck & Company, Inc.	560	59,578
Novartis AG, ADR	1,900	174,800
Industrials 6.4%		426,344
Aerospace and defense 1.5%
Lockheed Martin Corp.	65	30,727
Raytheon Technologies Corp.	686	67,180
Air freight and logistics 2.0%
United Parcel Service, Inc., Class B	698	135,405
Ground transportation 1.7%
Union Pacific Corp.	570	114,718
Machinery 1.2%
Parker-Hannifin Corp.	233	78,314
Information technology 13.7%		914,138
Semiconductors and semiconductor equipment 6.6%
Analog Devices, Inc.	943	185,978
Broadcom, Inc.	220	141,139
Texas Instruments, Inc.	609	113,280
Software 7.1%
Adobe, Inc. (A)	177	68,210
Microsoft Corp.	636	183,359
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	11

	Shares	Value
Information technology (continued)
Software (continued)
Oracle Corp.	2,391	$222,172
Materials 2.9%		189,846
Chemicals 2.9%
LyondellBasell Industries NV, Class A	2,022	189,846
Real estate 9.6%		641,801
Specialized REITs 9.6%
American Tower Corp.	1,048	214,148
Crown Castle, Inc.	2,228	298,196
Lamar Advertising Company, Class A	1,296	129,457

	Yield (%)	Shares	Value
Short-term investments 4.1%			$270,001
(Cost $269,957)
Short-term funds 4.1%			270,001
John Hancock Collateral Trust (B)	4.9438(C)	27,008	270,001

Total investments (Cost $6,321,863) 100.4%	$6,676,246
Other assets and liabilities, net (0.4%)	(26,442)
Total net assets 100.0%	$6,649,804

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $6,331,519. Net unrealized appreciation aggregated to $344,727, of which $497,551 related to gross unrealized appreciation and $152,824 related to gross unrealized depreciation.
12	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $6,051,906)	$6,406,245
Affiliated investments, at value (Cost $269,957)	270,001
Total investments, at value (Cost $6,321,863)	6,676,246
Dividends and interest receivable	7,255
Receivable from affiliates	676
Other assets	29,920
Total assets	6,714,097
Liabilities
Payable to affiliates
Accounting and legal services fees	93
Transfer agent fees	586
Trustees’ fees	12
Other liabilities and accrued expenses	63,602
Total liabilities	64,293
Net assets	$6,649,804
Net assets consist of
Paid-in capital	$6,246,153
Total distributable earnings (loss)	403,651
Net assets	$6,649,804

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($6,649,804 ÷ 617,153 shares)	$10.77
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	13

STATEMENT OF OPERATIONS For the period ended 3-31-231

Investment income
Dividends	$98,521
Dividends from affiliated investments	3,650
Interest	772
Less foreign taxes withheld	(1,672)
Total investment income	101,271
Expenses
Investment management fees	23,890
Accounting and legal services fees	561
Transfer agent fees	4,539
Trustees’ fees	103
Custodian fees	11,448
Printing and postage	14,824
Professional fees	117,599
Other	3,043
Total expenses	176,007
Less expense reductions	(143,198)
Net expenses	32,809
Net investment income	68,462
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	49,153
Affiliated investments	(157)
48,996
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	354,339
Affiliated investments	44
354,383
Net realized and unrealized gain	403,379
Increase in net assets from operations	$471,841
[1] Period from 6-28-22 (commencement of operations) to 3-31-23.
14	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 3-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$68,462
Net realized gain	48,996
Change in net unrealized appreciation (depreciation)	354,383
Increase in net assets resulting from operations	471,841
Distributions to shareholders
From earnings
Class I	(73,690)
Total distributions	(73,690)
From fund share transactions	6,251,653
Total increase	6,649,804
Net assets
Beginning of period	—
End of period	$6,649,804

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	15

Financial highlights
CLASS I SHARES Period ended	3-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.91
Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.77
Total return (%)[3]	9.22[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	4.25[5]
Expenses including reductions	0.82[5]
Net investment income	1.72[6]
Portfolio turnover (%)	26

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
16	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on June 28, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	17

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they
18	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT

relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $120,000 which are amortized over the fund’s first year of operations. $90,505 of offering costs were expensed during the period ended March 31, 2023 and $29,495 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended March 31, 2023 was as follows:
March 31, 2023
Ordinary income	$73,690
As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $58,749 of undistributed ordinary income and $175 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	19

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.71% of the average daily net assets of the fund. For purposes of this agreement, expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.
The expense reductions described above amounted to $143,198 for the period ended March 31, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2023, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
20	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the period ended March 31, 2023 were as follows:
	Period ended 3-31-23[1]
	Shares	Amount
Class I shares
Sold	615,061	$6,230,003
Distributions reinvested	2,092	21,650
Net increase	617,153	$6,251,653
Total net increase	617,153	$6,251,653

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
Affiliates of the fund owned 100% of shares of Class I on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $7,331,043 and $1,321,548, respectively, for the period ended March 31, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	27,008	—	$1,569,206	$(1,299,092)	$(157)	$44	$3,650	—	$270,001
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Fundamental Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Equity Income Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter the "Fund") as of March 31, 2023, and the related statement of operations and changes in net assets, including the related notes, and the financial highlights for the period June 28, 2022 (commencement of operations) through March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period June 28, 2022 (commencement of operations) through March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
22	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Equity Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	25

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1986	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
26	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	27

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
28	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2020
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Michael J. Mattioli, CFA
Nicholas P. Renart
Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
490A 3/23
5/2023

Annual report
John Hancock
Mid Cap Growth Fund
U.S. equity
March 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory, the aggressive actions of the U.S. Federal Reserve (Fed) raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine and China’s extended zero-COVID policy in place until the close of 2022.
U.S. stocks advanced during the first quarter of 2023, despite the unexpected collapse of three regional banks. Although the bank news initially led to a steep market decline, stocks recovered when it became clear the industry’s problems were contained, consumers were remaining resilient, and inflation was in line with expectations. The likelihood that a constrained lending environment would help slow economic growth and lead to stabilized interest rates further encouraged investors. The Fed proceeded with another increase in its target interest rate toward the end of the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Mid Cap Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
35	Trustees and Officers
39	More information
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class R6 shares of the fund were first offered on 10-18-21. Class A shares of the fund were first offered on 11-5-21. Class A returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. stock market posted negative returns
Inflation, rising interest rates, and the failure of several regional banks caused market volatility during the period.
The fund posted a loss and underperformed its benchmark
The fund generated a negative return that fell short of the Russell Midcap Growth Index due largely to stock picking in the information technology, communication services, and healthcare sectors.
Underweight in information technology helped performance
An underweight in information technology and security selection in consumer discretionary aided performance.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

Management’s discussion of fund performance
How did the markets perform during the 12 months ended March 31, 2023?
Equities produced negative returns for the period. While economic growth remained in positive territory, the U.S. Federal Reserve (Fed) aggressively fought rising inflation with numerous interest-rate hikes. The Fed’s actions—coupled with the conflict between Russia and Ukraine, China’s extended zero-COVID policy, and the failure of several banks in the United States and Europe—raised concerns that a recession and a concurrent slowdown in corporate earnings would occur.
How did the fund perform?
The fund produced a negative return that lagged its benchmark. Security selection was the main detractor from relative performance, especially in the information technology, communication services, and healthcare sectors. Picks in the consumer discretionary sector were positive. Sector selection also detracted, especially an overweight in the lagging communication services group and an underweight in the outperforming energy category. An underweight in information technology modestly contributed.
Which stocks detracted the most from the fund’s relative performance?
The fund’s largest detractor was RingCentral, Inc., a global enterprise cloud-computing company whose shares declined as the company reported
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
iShares Russell Mid-Cap Growth ETF	4.8
Arista Networks, Inc.	4.4
Vanguard Mid-Cap Growth ETF	3.7
Veeva Systems, Inc., Class A	3.3
DexCom, Inc.	3.1
Insulet Corp.	3.1
Workday, Inc., Class A	3.0
Agilent Technologies, Inc.	2.9
Spotify Technology SA	2.8
Paycom Software, Inc.	2.8
TOTAL	33.9
Cash and cash equivalents are not included.
4	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

weaker-than-expected revenue and lowered its financial outlook. Another relative detractor was ZoomInfo Technologies, Inc., a software and data company. Its shares fell meaningfully in November after the firm’s earnings report included financial guidance that disappointed the market. Further hampering results was an out-of-benchmark position in Snap, Inc., a social media company whose shares fell during the period as the company lowered its financial guidance and announced it would look to slow hiring. A slowdown in ad spending and supply-chain constraints also weighed on Snap’s shares. We sold the fund’s holdings in RingCentral and Snap prior to period end.
Which stocks contributed to relative performance?
One notable relative contributor was Ulta Beauty, Inc., an American chain of beauty stores. The company reported strong first-quarter earnings as increased traffic and average sales prices in stores helped fuel better-than-expected sales. Another notable contributor was Insulet Corp., a medical device company. The stock of this maker of insulin pumps rose sharply in November as the company reported better-than-anticipated financial results and raised its revenue guidance for 2022. A position in computer-networking solutions company Arista Networks, Inc. also aided returns.
MANAGED BY

Stephen C. Mortimer
Mario E. Abularach, CFA, CMT
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-21.27	7.69	10.38	44.81	168.54
Class C1	-18.53	8.57	10.83	50.82	179.61
Class I1,2	-16.98	8.86	10.98	52.87	183.40
Class R6[1,2]	-16.81	8.90	11.00	53.19	184.01
Class NAV[1,2]	-16.86	8.90	11.00	53.19	184.01
Index†	-8.52	9.07	11.17	54.37	188.30
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.25	2.00	1.00	0.89	0.88
Net (%)	1.17	1.92	0.92	0.81	0.80
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Mid Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-13	27,961	27,961	28,830
Class I1,2	3-31-13	28,340	28,340	28,830
Class R6[1,2]	3-31-13	28,401	28,401	28,830
Class NAV[1,2]	3-31-13	28,401	28,401	28,830
The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class NAV and Class R6 shares of the fund were first offered on 10-18-21. Class A, Class C, and Class I shares of the fund were first offered on 11-5-21. Class A, Class C, and Class I returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,166.80	$6.43	1.19%
	Hypothetical example	1,000.00	1,019.00	5.99	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,162.00	10.46	1.94%
	Hypothetical example	1,000.00	1,015.30	9.75	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,167.20	5.08	0.94%
	Hypothetical example	1,000.00	1,020.20	4.73	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,168.80	4.49	0.83%
	Hypothetical example	1,000.00	1,020.80	4.18	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	1,168.80	4.43	0.82%
	Hypothetical example	1,000.00	1,020.80	4.13	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 89.6%		$1,246,684,668
(Cost $1,158,641,391)
Communication services 5.0%		69,283,723
Entertainment 3.9%
Live Nation Entertainment, Inc. (A)	215,468	15,082,760
Spotify Technology SA (A)	292,552	39,090,798
Interactive media and services 1.1%
ZoomInfo Technologies, Inc. (A)	611,500	15,110,165
Consumer discretionary 14.4%		201,009,174
Automobile components 0.8%
Mobileye Global, Inc., Class A (A)(B)	250,920	10,857,308
Broadline retail 1.4%
Etsy, Inc. (A)	171,463	19,088,976
Hotels, restaurants and leisure 5.7%
Aramark	397,961	14,247,004
Chipotle Mexican Grill, Inc. (A)	10,764	18,388,034
DraftKings, Inc., Class A (A)	1,200,287	23,237,556
Las Vegas Sands Corp. (A)	422,965	24,299,339
Household durables 1.0%
Lennar Corp., A Shares	139,863	14,701,000
Specialty retail 3.3%
Ross Stores, Inc.	200,047	21,230,988
Ulta Beauty, Inc. (A)	45,237	24,684,474
Textiles, apparel and luxury goods 2.2%
Deckers Outdoor Corp. (A)	67,344	30,274,495
Consumer staples 3.0%		41,596,682
Beverages 1.5%
Celsius Holdings, Inc. (A)	222,216	20,652,755
Food products 1.5%
Lamb Weston Holdings, Inc.	200,382	20,943,927
Energy 4.1%		57,327,947
Oil, gas and consumable fuels 4.1%
Cheniere Energy, Inc.	97,292	15,333,219
Diamondback Energy, Inc.	103,539	13,995,367
Pioneer Natural Resources Company	61,362	12,532,575
Targa Resources Corp.	212,019	15,466,786
Financials 5.6%		78,146,375
Capital markets 3.9%
Ares Management Corp., Class A	254,577	21,241,905
10	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	412,430	$32,590,219
Financial services 1.7%
Block, Inc. (A)	354,177	24,314,251
Health care 21.7%		301,968,351
Biotechnology 3.0%
Exact Sciences Corp. (A)	445,277	30,194,233
United Therapeutics Corp. (A)	50,978	11,417,033
Health care equipment and supplies 10.3%
DexCom, Inc. (A)	375,558	43,632,328
Hologic, Inc. (A)	168,158	13,570,351
Inspire Medical Systems, Inc. (A)	96,879	22,676,468
Insulet Corp. (A)	132,550	42,278,148
Shockwave Medical, Inc. (A)	96,371	20,896,124
Health care technology 3.3%
Veeva Systems, Inc., Class A (A)	250,421	46,024,876
Life sciences tools and services 4.2%
Agilent Technologies, Inc.	287,386	39,756,979
Medpace Holdings, Inc. (A)	98,555	18,533,268
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC (A)	88,762	12,988,543
Industrials 10.7%		148,195,988
Aerospace and defense 0.7%
Curtiss-Wright Corp.	51,494	9,076,332
Building products 2.8%
Builders FirstSource, Inc. (A)	159,346	14,146,738
Johnson Controls International PLC	416,245	25,066,274
Construction and engineering 2.2%
Fluor Corp. (A)	548,426	16,951,848
MasTec, Inc. (A)	146,901	13,873,330
Machinery 0.9%
The Toro Company	116,447	12,944,249
Professional services 2.7%
CoStar Group, Inc. (A)	286,380	19,717,263
EXL Service Holdings, Inc. (A)	105,440	17,063,355
Trading companies and distributors 1.4%
WESCO International, Inc.	125,253	19,356,599
Information technology 22.9%		319,009,888
Communications equipment 4.4%
Arista Networks, Inc. (A)	362,471	60,844,379
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	11

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 1.9%
Flex, Ltd. (A)	1,159,921	$26,689,782
IT services 2.9%
Gartner, Inc. (A)	38,948	12,688,090
Okta, Inc. (A)	332,311	28,658,501
Semiconductors and semiconductor equipment 5.7%
First Solar, Inc. (A)	81,111	17,641,643
MKS Instruments, Inc.	149,113	13,214,394
SolarEdge Technologies, Inc. (A)	92,668	28,166,439
Universal Display Corp.	128,454	19,927,069
Software 8.0%
DocuSign, Inc. (A)	527,591	30,758,555
Paycom Software, Inc. (A)	127,051	38,624,775
Workday, Inc., Class A (A)	202,364	41,796,261
Materials 2.2%		30,146,540
Chemicals 2.2%

Albemarle Corp.	136,385	30,146,540

Preferred securities 0.5%		$6,476,070
(Cost $9,360,258)
Information technology 0.5%		6,476,070
Software 0.5%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	3,373,211

Lookout, Inc., Series F (A)(C)(D)	392,767	3,102,859
Exchange-traded funds 8.5%		$117,839,346
(Cost $114,390,787)
iShares Russell Mid-Cap Growth ETF (B)	737,415	67,141,636
Vanguard Mid-Cap Growth ETF (B)	260,135	50,697,710

	Yield (%)	Shares	Value
Short-term investments 6.2%			$86,044,222
(Cost $86,042,876)
Short-term funds 6.2%			86,044,222
John Hancock Collateral Trust (E)	4.9438(F)	4,469,708	44,683,221
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(F)	41,361,001	41,361,001

Total investments (Cost $1,368,435,312) 104.8%	$1,457,044,306
Other assets and liabilities, net (4.8%)	(66,437,784)
Total net assets 100.0%	$1,390,606,522

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
12	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $1,375,110,676. Net unrealized appreciation aggregated to $81,933,630, of which $189,844,281 related to gross unrealized appreciation and $107,910,651 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $1,323,753,437) including $43,797,932 of securities loaned	$1,412,361,085
Affiliated investments, at value (Cost $44,681,875)	44,683,221
Total investments, at value (Cost $1,368,435,312)	1,457,044,306
Cash	550,080
Dividends and interest receivable	310,956
Receivable for fund shares sold	241,939
Receivable for securities lending income	31,997
Other assets	190,341
Total assets	1,458,369,619
Liabilities
Payable for investments purchased	22,376,057
Payable for fund shares repurchased	510,049
Payable upon return of securities loaned	44,700,725
Payable to affiliates
Accounting and legal services fees	57,359
Transfer agent fees	4,090
Trustees’ fees	95
Other liabilities and accrued expenses	114,722
Total liabilities	67,763,097
Net assets	$1,390,606,522
Net assets consist of
Paid-in capital	$1,617,853,262
Total distributable earnings (loss)	(227,246,740)
Net assets	$1,390,606,522

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($18,650,636 ÷ 1,401,734 shares)[1]	$13.31
Class C ($116,349 ÷ 8,841 shares)[1]	$13.16
Class I ($4,203,410 ÷ 314,744 shares)	$13.36
Class R6 ($298,511,177 ÷ 22,313,095 shares)	$13.38
Class NAV ($1,069,124,950 ÷ 79,914,050 shares)	$13.38
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$7,158,503
Interest	657,228
Securities lending	142,886
Total investment income	7,958,617
Expenses
Investment management fees	11,541,564
Distribution and service fees	23,748
Accounting and legal services fees	268,537
Transfer agent fees	43,455
Trustees’ fees	30,292
Custodian fees	153,902
State registration fees	137,295
Printing and postage	19,342
Professional fees	134,663
Other	93,301
Total expenses	12,446,099
Less expense reductions	(1,071,073)
Net expenses	11,375,026
Net investment loss	(3,416,409)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(303,303,532)
Affiliated investments	(13,763)
(303,317,295)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	29,546,917
Affiliated investments	(870)
29,546,047
Net realized and unrealized loss	(273,771,248)
Decrease in net assets from operations	$(277,187,657)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Period ended 3-31-22[1]	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(3,416,409)	$(7,164,970)	$(13,702,968)
Net realized gain (loss)	(303,317,295)	132,478,948	636,192,881
Change in net unrealized appreciation (depreciation)	29,546,047	(548,264,558)	(40,616,405)
Increase (decrease) in net assets resulting from operations	(277,187,657)	(422,950,580)	581,873,508
Distributions to shareholders
From earnings
Class A2	(838,676)	—	—
Class C2	(7,763)	—	—
Class I2	(240,504)	—	—
Class R6[3]	(20,042,927)	(141,941,775)	—
Class 1	—	—	(149,685,105)
Class NAV	(71,562,747)	(380,500,343)	(307,295,923)
Total distributions	(92,692,617)	(522,442,118)	(456,981,028)
From fund share transactions	63,893,824	496,465,026	179,671,998
Total increase (decrease)	(305,986,450)	(448,927,672)	304,564,478
Net assets
Beginning of year	1,696,592,972	2,145,520,644	1,840,956,166
End of year	$1,390,606,522	$1,696,592,972	$2,145,520,644

[1]	For the seven-month period ended 3-31-22. John Hancock Funds II Mid Cap Stock Fund’s (the “Accounting Survivor”) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	The inception date for Class A, Class C and Class I shares is 11-5-21.
[3]	The inception date for Class R6 shares is 10-18-21.
16	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$17.26	$22.29
Net investment loss[2]	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.96)
Total from investment operations	(3.03)	(5.03)
Less distributions
From net realized gain	(0.92)	—
Total distributions	(0.92)	—
Net asset value, end of period	$13.31	$17.26
Total return (%)[3,4]	(17.12)	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.24[6]
Expenses including reductions	1.18	1.17[6]
Net investment loss	(0.53)	(0.98)[6]
Portfolio turnover (%)	102	69[7]

[1]	The inception date for Class A shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	17

CLASS C SHARES Period ended	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$17.21	$22.29
Net investment loss[2]	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.95)
Total from investment operations	(3.13)	(5.08)
Less distributions
From net realized gain	(0.92)	—
Total distributions	(0.92)	—
Net asset value, end of period	$13.16	$17.21
Total return (%)[3,4]	(17.76)	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	1.98[7]
Expenses including reductions	1.93	1.92[7]
Net investment loss	(1.28)	(1.77)[7]
Portfolio turnover (%)	102	69[8]

[1]	The inception date for Class C shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
18	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$17.28	$22.29
Net investment loss[2]	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.95)	(4.96)
Total from investment operations	(3.00)	(5.01)
Less distributions
From net realized gain	(0.92)	—
Total distributions	(0.92)	—
Net asset value, end of period	$13.36	$17.28
Total return (%)[3]	(16.98)	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	0.99[5]
Expenses including reductions	0.93	0.92[5]
Net investment loss	(0.35)	(0.80)[5]
Portfolio turnover (%)	102	69[6]

[1]	The inception date for Class I shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	19

CLASS R6 SHARES Period ended	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14
Net investment loss[3]	(0.03)	(0.08)	(0.20)	(0.11)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.17)	8.88	8.38	0.28	6.01
Total from investment operations	(2.99)	(4.25)	8.68	8.27	0.16	5.91
Less distributions
From net realized gain	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)
Total distributions	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)
Net asset value, end of period	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90
Total return (%)[4]	(16.81)	(20.41)[5]	33.87	41.40	5.71	28.68
Ratios and supplemental data
Net assets, end of period (in millions)	$299	$399	$631	$547	$438	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.88[6]	0.92	0.92	0.92	0.92
Expenses including reductions	0.83	0.82[6]	0.91	0.92	0.92	0.91
Net investment loss	(0.26)	(0.65)[6]	(0.72)	(0.51)	(0.54)	(0.44)
Portfolio turnover (%)	102	69	91	86	61[7]	67

[1]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. Refer to Note 11 for further details.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
20	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$17.29	$28.81	$27.61	$22.09	$25.66	$21.90
Net investment loss[3]	(0.03)	(0.08)	(0.19)	(0.10)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.17)	8.86	8.34	0.29	5.95
Total from investment operations	(2.99)	(4.25)	8.67	8.24	0.18	5.86
Less distributions
From net realized gain	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)
Total distributions	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)
Net asset value, end of period	$13.38	$17.29	$28.81	$27.61	$22.09	$25.66
Total return (%)[4]	(16.86)	(20.37)[5]	33.91	41.47	5.74	28.75
Ratios and supplemental data
Net assets, end of period (in millions)	$1,069	$1,289	$1,515	$1,294	$1,153	$1,258
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.87[6]	0.87	0.87	0.87	0.87
Expenses including reductions	0.82	0.81[6]	0.86	0.87	0.87	0.86
Net investment loss	(0.24)	(0.65)[6]	(0.67)	(0.46)	(0.49)	(0.39)
Portfolio turnover (%)	102	69	91	86	61[7]	67

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund . On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization. Refer to Note 11 for further details.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
22	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,246,684,668	$1,246,684,668	—	—
Preferred securities	6,476,070	—	—	$6,476,070
Exchange-traded funds	117,839,346	117,839,346	—	—
Short-term investments	86,044,222	86,044,222	—	—
Total investments in securities	$1,457,044,306	$1,450,568,236	—	$6,476,070
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	23

any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2023, the fund loaned securities valued at $43,797,932 and received $44,700,725 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $5,324.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2023, the fund has a short-term capital loss carryforward of $198,009,209 and a long-term capital loss carryforward of $111,171,173 available to offset future net realized capital gains. These carryforwards do not expire.
24	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	—	$263,596,968
Long-term capital gains	$92,692,617	258,845,150
Total	$92,692,617	$522,442,118
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.70 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.20 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	25

fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$7,123
Class C	65
Class I	2,762
Class	Expense reduction
Class R6	$234,704
Class NAV	826,419
Total	$1,071,073

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $506 for the year ended March 31, 2023. Of this amount, $85 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $421 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
26	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$22,907	$10,461
Class C	841	97
Class I	—	4,100
Class R6	—	28,797
Total	$23,748	$43,455
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the year ended March 31, 2023, the period ended March 31, 2022 and the year ended August 31, 2021 were as follows:
	Year Ended 3-31-23		Period Ended 3-31-22[1]		Year Ended 8-31-21
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	1,290,175	$17,142,322	328,326	$6,027,881	—	—
Distributions reinvested	68,019	838,676	—	—	—	—
Repurchased	(222,809)	(2,940,226)	(61,977)	(1,138,578)	—	—
Net increase	1,135,385	$15,040,772	266,349	$4,889,303	—	—
Class C shares[2]
Sold	6,534	$86,368	2,827	$60,000	—	—
Distributions reinvested	466	5,695	—	—	—	—
Repurchased	(986)	(13,785)	—	—	—	—
Net increase	6,014	$78,278	2,827	$60,000	—	—
Class I shares[2]
Sold	104,458	$1,354,698	252,138	$4,902,914	—	—
Distributions reinvested	19,443	240,504	—	—	—	—
Repurchased	(56,692)	(741,105)	(4,603)	(74,643)	—	—
Net increase	67,209	$854,097	247,535	$4,828,271	—	—
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	27

	Year Ended 3-31-23		Period Ended 3-31-22[1]		Year Ended 8-31-21
	Shares	Amount	Shares	Amount	Shares	Amount
Class R6 shares[3]
Sold	1,089,384	$14,697,891	162,552	$3,079,089	—	—
Issued in reorganization	—	—	19,705,096	556,008,842	—	—
Distributions reinvested	1,617,670	20,042,927	6,370,816	141,941,775	—	—
Repurchased	(3,472,179)	(46,671,150)	(3,160,244)	(61,627,074)	—	—
Net increase (decrease)	(765,125)	$(11,930,332)	23,078,220	$639,402,632	—	—
Class 1 shares[4]
Sold	—	—	34,008	$964,219	1,286,989	$36,936,063
Distributions reinvested	—	—	—	—	5,689,286	149,685,105
Repurchased	—	—	(763,258)	(21,273,235)	(4,822,216)	(132,632,186)
Redeemed in reorganization	—	—	(21,160,712)	(597,080,839)	—	—
Net increase (decrease)	—	—	(21,889,962)	$(617,389,855)	2,154,059	$53,988,982
Class NAV shares[4]
Sold	9,998,344	$133,937,239	6,777,824	$126,581,857	9,615,843	$265,194,414
Issued in reorganization	—	—	53,096,244	1,498,190,173	—	—
Distributions reinvested	5,775,847	71,562,747	17,078,112	380,500,343	11,457,715	307,295,923
Repurchased	(10,398,844)	(145,648,977)	(3,329,866)	(83,479,522)	(15,469,646)	(446,807,321)
Redeemed in reorganization	—	—	(50,645,278)	(1,457,118,176)	—	—
Net increase	5,375,347	$59,851,009	22,977,036	$464,674,675	5,603,912	$125,683,016
Total net increase	5,818,830	$63,893,824	24,682,005	$496,465,026	7,757,971	$179,671,998

1	For the seven-month period ended 3-31-22. John Hancock Funds II Mid Cap Stock Fund’s (the “Accounting Survivor”) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
2	The inception date for Class A, Class C and Class I shares is 11-5-21.
3	The inception date for Class R6 shares is 10-18-21.
4	Activity presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. Refer to Note 11 for further details.
Affiliates of the fund owned 25% and 100% of shares of Class C and Class NAV, respectively, on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,396,983,254 and $1,411,596,576, respectively, for the year ended March 31, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2023, funds within the John Hancock group of funds complex held 74.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
28	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.8%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,469,708	$15,826,228	$400,675,204	$(371,803,578)	$(13,763)	$(870)	$142,886	—	$44,683,221

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.3%	$3,373,211
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	3,102,859
								$6,476,070

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
Note 10—Reorganization
On October 6, 2021, the shareholders of John Hancock Funds II (JHF II) Mid Cap Stock Fund (the Accounting Survivor) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Growth Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Accounting Survivor in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Accounting Survivor; and (c) the distribution to the Accounting Survivor’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential economies of scale and allow shareholders of the Accounting Survivor to pursue an identical investment objective and have continuity of management. The Acquiring Fund adopted the performance and accounting history of the Accounting Survivor upon completion of the reorganization.
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	29

The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Accounting Survivor or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Accounting Survivor’s identified cost. In addition, the Advisor bore the costs incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 15, 2021. Prior to the reorganization, the fund had not yet commenced operations and had no assets or liabilities. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Growth Fund	Mid Cap Stock Fund	$2,054,199,015	$557,181,556	71,805,990	72,801,340	—	$2,054,199,015
The Reorganization was accomplished by a tax-free exchange of shares of the fund at the following conversion ratios:
Accounting Survivor’s Share Class	Conversion Ratio	Fund’s Share Class
Class 1	1.00000	Class R6
Class 1	1.00000	Class NAV
Class NAV	0.98073	Class NAV
See Note 5 for capital shares issued in connection with the above referenced reorganization.
30	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Mid Cap Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for the year ended March 31, 2023, for the period September 1, 2021 through March 31, 2022 and for the year ended August 31, 2021 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2023, for the period September 1, 2021 through March 31, 2022 and for the year ended August 31, 2021 including the related notes, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	31

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $92,692,617 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Mid Cap Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	33

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
34	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1986	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

36	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	37

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
38	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Mario E. Abularach, CFA, CMT
Stephen Mortimer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	39

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833373	481A 3/23
5/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2023 and 2022. These fees were billed to the registrant and were approved by the registrant's audit committee

Fund	March 31, 2023	March 31, 2022
John Hancock Diversified Real Assets Fund	$54,428	$51,595
John Hancock Fundamental Equity Income
Fund1	23,252	-
John Hancock Mid Cap Growth Fund2	52,988	45,399
Total	$130,668	$96,994

1John Hancock Fundamental Equity Income Fund commencement operations on 6-28-2022.

2Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant The nature of the services provided was affiliated service provider internal controls reviews, reviews related to supplemental regulatory filings, and  software licensing fees. Amounts billed to the registrant were as follows:

Fund	March 31, 2023	March 31, 2022
John Hancock Diversified Real Assets Fund	$586	$781
John Hancock Fundamental Equity Income
Fund1	586	-
John Hancock Mid Cap Growth Fund2	2,386	4,561
Total	$3,558	$5,342

1John Hancock Fundamental Equity Income Fund commencement operations on 6-28-2022.

2Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

In addition, amounts billed to control affiliates for service provider internal controls reviews were $121,890 and $119,500 for the fiscal years ended March 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2023 and 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2023	March 31, 2022
John Hancock Diversified Real Assets Fund	$4,110	$3,914
John Hancock Fundamental Equity Income
Fund1	4,110	-
John Hancock Mid Cap Growth Fund2	4,110	-
Total	$12,330	$3,914

1John Hancock Fundamental Equity Income Fund commencement operations on 6-28-2022.

2Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

Fund	March 31, 2023	March 31, 2022
John Hancock Diversified Real Assets Fund	$163	$199
John Hancock Fundamental Equity Income
Fund1	-	-
John Hancock Mid Cap Growth Fund2	106	199
Total	$269	$389

1John Hancock Fundamental Equity Income Fund commencement operations on 6-28-2022.

2Formerly John Hancock Funds II Mid Cap Stock Fund. The fund changed year end from August 31 to March 31 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended March 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,211,521 for the fiscal year ended March 31, 2023 and $968,033 for the fiscal year ended March 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke - Chairperson

Peter S. Burgess – retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 4, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 4,2023